FAIR VALUE MEASUREMENT - Energy swap contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / bbl bbl	Dec. 31, 2018 USD ($)
Derivative Contracts
Financial Instruments
Unrealized gain (loss) recorded in AOCI | $	$ 5.8	$ (23.3)
Energy Swap
Financial Instruments
Unrealized gain (loss) recorded in AOCI | $	$ 3.2	$ (7.5)
Energy Swap | 2020
Financial Instruments
WTI oil swap contracts (barrels) | bbl	946,800
Average price | $ / bbl	54.43
Energy Swap | 2021
Financial Instruments
WTI oil swap contracts (barrels) | bbl	609,000
Average price | $ / bbl	52.79
Energy Swap | 2022
Financial Instruments
WTI oil swap contracts (barrels) | bbl	74,100
Average price | $ / bbl	50.21
Energy Swap | From 2020 to 2022
Financial Instruments
WTI oil swap contracts (barrels) | bbl	865,500
Average price | $ / bbl	50.81